Subsequent Events (Details Narrative) - USD ($)	Nov. 13, 2020	Nov. 11, 2020	Nov. 06, 2020	Nov. 05, 2020	Nov. 03, 2020	Oct. 19, 2020	Oct. 16, 2020	Sep. 30, 2020	Sep. 22, 2020	Sep. 21, 2020	Sep. 17, 2020	Sep. 16, 2020	Sep. 15, 2020	Sep. 14, 2020	Sep. 11, 2020	Sep. 10, 2020	Sep. 08, 2020	Sep. 02, 2020	Sep. 01, 2020	Aug. 26, 2020	Jul. 23, 2020	Jul. 08, 2020	Jun. 22, 2020	Apr. 22, 2020	Apr. 17, 2020	Mar. 09, 2020	Feb. 19, 2020	Feb. 18, 2020	Feb. 11, 2020	Feb. 10, 2020	Jan. 31, 2020	Jan. 30, 2020
Common Stock [Member]
Shares issued upon conversion								216,199	275,026	28,901	165,985	151,373	67,647	331,472	75,000	572,285	167,998	21,753	148,424	586,000	2,342	1,095	13,437	370	7,046	10,305	4,468	13,192	23,580	25,421	18,147	18,147
Shares converted								43,240	55,005	5,780	33,197	30,275	13,529	66,294	15,000	114,457	33,600	4,351	29,685	117,200	468	219	2,687	37	705	1,031	446	1,319	2,358	2,542	1,815	1,815
Conversion rate price per shares								$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Subsequent Event [Member] | Common Stock [Member]
Shares issued upon conversion	194,472	100,000	56,700	129,241	30,305
Shares converted	38,894	20,000	11,340	25,848	6,061
Conversion rate price per shares	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Employment Agreements [Member] | Theresa Carlise [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Cash compensation payable per week							$ 2,000
Employment Agreements [Member] | Thomas Seifert [Member] | Subsequent Event [Member] | Chief Financial Officer [Member]
Cash compensation payable per month						$ 7,500